UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 902 Carnegie Center
	 Suite 300
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	August 14, 2008

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: $726,695

List of Other Included Managers:


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FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COOPER INDS LTD                CL A             G24182100      988    25000 SH       SOLE                    25000        0        0
ALCOA INC                      COM              013817101     1781    50000 SH       SOLE                    50000        0        0
BROADCOM CORP                  CL A             111320107    30971  1134900 SH       SOLE                  1134900        0        0
CANADIAN NAT RES LTD           COM              136385101    62526   623700 SH       SOLE                   623700        0        0
COACH INC                      COM              189754104    23438   811559 SH       SOLE                   811559        0        0
COMMERCIAL METALS CO           COM              201723103     2692    71400 SH       SOLE                    71400        0        0
CGG VERITAS                    SPONSORED ADR    204386106      288     6100 SH       SOLE                     6100        0        0
CORNING INC                    COM              219350105    52469  2276300 SH       SOLE                  2276300        0        0
CROCS INC                      COM              227046109    12157  1517700 SH       SOLE                  1517700        0        0
FORESTAR REAL ESTATE GROUP I   COM              346233109    26764  1404917 SH       SOLE                  1404917        0        0
GUARANTY FINL GROUP INC        COM              40108N106     2018   375837 SH       SOLE                   375837        0        0
ILLINOIS TOOL WKS INC          COM              452308109    22643   476600 SH       SOLE                   476600        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    31530   725500 SH       SOLE                   725500        0        0
JOHNSON & JOHNSON              COM              478160104    41866   650700 SH       SOLE                   650700        0        0
LUNDIN MINING CORP             COM              550372106     1518   250000 SH       SOLE                   250000        0        0
MARATHON OIL CORP              COM              565849106    39447   760500 SH       SOLE                   760500        0        0
NEXEN INC                      COM              65334H102    72397  1821300 SH       SOLE                  1821300        0        0
NUCOR CORP                     COM              670346105    49541   663467 SH       SOLE                   663467        0        0
PEABODY ENERGY CORP            COM              704549104     1761    20000 SH       SOLE                    20000        0        0
PRIDE INTL INC DEL             COM              74153Q102    41615   880000 SH       SOLE                   880000        0        0
QUANEX BUILDING PRODUCTS COR   COM              747619104    22011  1481200 SH       SOLE                  1481200        0        0
ST JOE CO                      COM              790148100    32026   933144 SH       SOLE                   933144        0        0
SHAW GROUP INC                 COM              820280105     3398    55000 SH       SOLE                    55000        0        0
TALISMAN ENERGY INC            COM              87425E103    48952  2212005 SH       SOLE                  2212005        0        0
TEMPLE INLAND INC              COM              879868107    25044  2222163 SH       SOLE                  2222163        0        0
TEREX CORP NEW                 COM              880779103     4110    80000 SH       SOLE                    80000        0        0
TESORO CORP                    COM              881609101     3958   200200 SH       SOLE                   200200        0        0
TESORO CORP                    COM              881609101      494    25000 SH  CALL SOLE                    25000        0        0
TIMKEN CO                      COM              887389104    34610  1050700 SH       SOLE                  1050700        0        0
URS CORP NEW                   COM              903236107    32392   771800 SH       SOLE                   771800        0        0
WYETH                          COM              983024100     1290    26894 SH       SOLE                    26894        0        0